Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 139,600		SFr 145,000
Offsetting	(124,200)		(128,800)
of which counterparty netting	(109,800)		(113,800)
of which cash collateral netting	(14,400)		(15,000)
Total net derivatives subject to enforceable master netting agreements	15,400		16,200
Total derivatives not subject to enforceable master netting agreements	4,200		3,400
Total net derivatives presented in the consolidated balance sheets	19,600		19,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	84,600		89,400
Securities purchased under resale agreements, offsetting	(21,900)		(28,800)
Securities purchased under resale agreements, net	62,700		60,600
Securities borrowing transactions, gross	21,600		18,700
Securities borrowing transactions, offsetting	(5,100)		(5,000)
Securities borrowing transactions, net	16,500		13,700
Total subject to enforceable master netting agreements, gross	106,200		108,100
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total subject to enforceable master netting agreements, net	79,200		74,300
Total not subject to enforceable master netting agreements	38,400		41,000
Total, gross	144,600		149,100
Total, net	117,600		115,300
of which reported at fair value	75,706	SFr 85,086	77,498
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,400		16,200
Derivatives, financial instruments	4,900		5,200
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	10,500		11,000
Securities purchased under resale agreements, net	62,700		60,600
Securities purchased under resale agreements, financial instruments	62,700		60,600
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	16,500		13,700
Securities borrowing transactions, financial instruments	16,000		13,200
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	500		500
Total financial assets subject to enforceable master netting agreements, net	94,600		90,500
Total financial assets subject to enforceable master netting agreements, financial instruments	83,600		79,000
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,000		11,500
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,600		19,600
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,100		6,300
Offsetting	(6,700)		(5,700)
Total net derivatives subject to enforceable master netting agreements	400		600
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		600
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	122,300		129,400
Offsetting	(108,000)		(114,500)
Total net derivatives subject to enforceable master netting agreements	14,300		14,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,300		14,900
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,200		9,300
Offsetting	(9,500)		(8,600)
Total net derivatives subject to enforceable master netting agreements	700		700
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		700
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	75,700		85,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,700		2,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	71,700		83,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300		100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	35,600		29,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	35,100		29,100
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,100		20,900
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,200		11,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,900		9,200
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,500		7,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,900		3,600
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,600		3,900
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700		1,400
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700		1,400
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	139,600		145,000
Offsetting	(124,200)		(128,800)
of which counterparty netting	(109,800)		(113,800)
of which cash collateral netting	(14,400)		(15,000)
Total net derivatives subject to enforceable master netting agreements	15,400		16,200
Total derivatives not subject to enforceable master netting agreements	4,300		3,700
Total net derivatives presented in the consolidated balance sheets	19,700		19,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	84,600		89,400
Securities purchased under resale agreements, offsetting	(21,900)		(28,800)
Securities purchased under resale agreements, net	62,700		60,600
Securities borrowing transactions, gross	21,600		18,700
Securities borrowing transactions, offsetting	(5,100)		(5,000)
Securities borrowing transactions, net	16,500		13,700
Total subject to enforceable master netting agreements, gross	106,200		108,100
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total subject to enforceable master netting agreements, net	79,200		74,300
Total not subject to enforceable master netting agreements	38,400		41,000
Total, gross	144,600		149,100
Total, net	117,600		115,300
of which reported at fair value	75,706		77,498
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,400		16,200
Derivatives, financial instruments	4,900		5,200
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	10,500		11,000
Securities purchased under resale agreements, net	62,700		60,600
Securities purchased under resale agreements, financial instruments	62,700		60,600
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	16,500		13,700
Securities borrowing transactions, financial instruments	16,000		13,200
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	500		500
Total financial assets subject to enforceable master netting agreements, net	94,600		90,500
Total financial assets subject to enforceable master netting agreements, financial instruments	83,600		79,000
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,000		11,500
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,700		19,900
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,100		6,300
Offsetting	(6,700)		(5,700)
Total net derivatives subject to enforceable master netting agreements	400		600
Amounts not offset in the consolidated balance sheets
Derivatives, net	400		600
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	122,300		129,400
Offsetting	(108,000)		(114,500)
Total net derivatives subject to enforceable master netting agreements	14,300		14,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,300		14,900
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,200		9,300
Offsetting	(9,500)		(8,600)
Total net derivatives subject to enforceable master netting agreements	700		700
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		700
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	75,700		85,900
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,700		2,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	71,700		83,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300		100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	35,600		29,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	35,100		29,100
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,100		20,900
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,200		11,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,900		9,200
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,500		7,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,900		3,600
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,600		3,900
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700		1,400
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 700		SFr 1,400